SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%
Commercial Services - 0.8%
S&P Global, Inc.	7,825	1,916,968

Communications - 4.0%
American Tower Corp.	10,900	2,410,317
Verizon Communications, Inc.	124,850	7,535,946

		9,946,263

Consumer Non-Durables - 8.1%
Coca-Cola Co.	68,675	3,738,667
Conagra Brands, Inc.	64,250	1,971,190
Constellation Brands, Inc.	8,725	1,808,518
Mondelez International, Inc.	31,225	1,727,367
PepsiCo, Inc.	36,900	5,058,990
Procter & Gamble Co.	28,550	3,551,049
VF Corp.	22,775	2,026,747

		19,882,528

Consumer Services - 4.1%
Comcast Corp.	67,600	3,047,408
Visa, Inc.	22,925	3,943,329
Walt Disney Co.	23,375	3,046,230

		10,036,967

Electronic Technology - 11.5%
Apple, Inc.	36,075	8,079,718
Applied Materials, Inc.	58,725	2,930,377
Broadcom, Inc.	18,875	5,210,821
Cisco Systems, Inc.	42,275	2,088,808
Corning, Inc.	65,225	1,860,217
Garmin, Ltd.	28,125	2,381,906
Intel Corp.	62,250	3,207,743
Skyworks Solutions, Inc.	29,700	2,353,725

		28,113,315

Energy Minerals - 5.6%
Chevron Corp.	34,250	4,062,050
ConocoPhillips	50,075	2,853,274
Suncor Energy, Inc.	109,950	3,472,221
Valero Energy Corp.	39,650	3,379,766

		13,767,311

Finance - 14.5%
Aon, PLC	10,950	2,119,592
Axis Capital Holdings, Ltd.	13,250	884,040
Chubb, Ltd.	11,300	1,824,272
CME Group, Inc.	8,000	1,690,720
Everest Re Group, Ltd.	8,625	2,295,026
Hartford Financial Services Group, Inc.	51,800	3,139,598
JPMorgan Chase & Co.	37,650	4,431,029
Legg Mason, Inc.	49,200	1,878,948
Lincoln National Corp.	52,000	3,136,640
New York Community Bancorp, Inc.	119,331	1,497,604
Physicians Realty Trust	154,230	2,737,583

Name of Issuer	Quantity	Fair Value ($)

Public Storage	4,800	1,177,296
Synchrony Financial	92,700	3,160,143
T Rowe Price Group, Inc.	31,725	3,624,581
US Bancorp	36,225	2,004,692

		35,601,764

Health Services - 3.5%
HCA Healthcare, Inc.	15,410	1,855,672
Quest Diagnostics, Inc.	28,650	3,066,410
UnitedHealth Group, Inc.	17,075	3,710,739

		8,632,821

Health Technology - 14.6%
Abbott Laboratories	42,725	3,574,801
Agilent Technologies, Inc.	31,550	2,417,676
Amgen, Inc.	11,450	2,215,689
AstraZeneca, PLC, ADR	53,050	2,364,438
Baxter International, Inc.	34,900	3,052,703
Becton Dickinson and Co.	16,125	4,078,980
Johnson & Johnson	50,075	6,478,703
Medtronic, PLC	38,175	4,146,568
Merck & Co., Inc.	47,975	4,038,536
Zimmer Biomet Holdings, Inc.	24,950	3,424,886

		35,792,980

Industrial Services - 2.5%
Jacobs Engineering Group, Inc.	23,125	2,115,938
Kinder Morgan, Inc.	81,625	1,682,291
TC Energy Corp.	46,025	2,383,635

		6,181,864

Process Industries - 0.8%
Sherwin-Williams Co.	3,600	1,979,532

Producer Manufacturing - 8.6%
Boeing Co.	6,150	2,339,890
Eaton Corp., PLC	42,558	3,538,698
Emerson Electric Co.	38,125	2,549,038
Honeywell International, Inc.	21,975	3,718,170
Lockheed Martin Corp.	7,550	2,944,953
Northrop Grumman Corp.	6,600	2,473,614
United Technologies Corp.	25,050	3,419,826

		20,984,189

Retail Trade - 5.3%
Home Depot, Inc.	24,350	5,649,687
Target Corp.	33,525	3,584,158
TJX Cos., Inc.	66,500	3,706,710

		12,940,555

Technology Services - 8.1%
Accenture, PLC	14,900	2,866,015
Alphabet, Inc. - Class A *	1,510	1,843,921
Intuit, Inc.	6,975	1,854,932

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Microsoft Corp.	82,050	11,407,411
Oracle Corp.	34,775	1,913,668

		19,885,947
Transportation - 3.2%
Delta Air Lines, Inc.	31,650	1,823,040
Union Pacific Corp.	21,225	3,438,026
United Parcel Service, Inc.	21,225	2,543,180

		7,804,246
Utilities - 4.1%
CenterPoint Energy, Inc.	122,175	3,687,242
DTE Energy Co.	22,425	2,981,628
NextEra Energy, Inc.	14,775	3,442,427

		10,111,297
Total Common Stocks (cost: $203,784,939)		243,578,547

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	5,596,628	5,596,628

(cost: $5,596,628)
Total Investments in Securities - 101.6% (cost: $209,381,567)		249,175,175
Other Assets and Liabilities, net - (1.6%)		(4,008,765)

Total Net Assets - 100.0%		$245,166,410

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	243,578,547	—	—	243,578,547
Short-Term Securities	5,596,628	—	—	5,596,628

Total:	249,175,175	—	—	249,175,175

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2